Prepaid Expenses and Deposits, Notes: Schedule of Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Prepaid Expenses

	2013	2012	2011
Consulting fees (term 1-9 months)	$1,680,818	$696,868	$440,038
Rent ( term 1 month)	14,534	-	-
Insurance (term 11 months)	147,321	42,555	29,000
Deposits (term 1 month)	94,070	182,494	71,213
Total prepaid expenses	$1,936,743	$921,917	$540,251